Pension and Other Benefit Plans - Pension Plan, Assumptions and Other Selected Information (Details) - Pension Plans, Defined Benefit - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Benefit Plans with Projected Benefit Obligation in Excess of Plan Assets
Projected benefit obligation	$ 2,488	$ 996
Accumulated benefit obligation	2,363	963
Fair value of plan assets	1,552	624
Benefit Plans with Accumulated Benefit Obligation in Excess of Plan Assets
Projected benefit obligation	2,250	938
Accumulated benefit obligation	2,162	913
Fair value of plan assets	$ 1,338	$ 574